Shareholders' Equity	12 Months Ended
Jan. 29, 2011
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9 - SHAREHOLDERS’ EQUITY

PREFERRED STOCK

The Company’s Articles of Incorporation authorize the issuance of up to 1,000,000 shares of preferred stock. The preferred stock may be issued from time to time at the discretion of the Board of Directors without shareholders’ approval. The Board of Directors is authorized to issue these shares in different series and, with respect to each series, to determine the dividend rate, and provisions regarding redemption, conversion, liquidation preference and other rights and privileges. As of January 29, 2011, no preferred stock had been issued.

TREASURY STOCK

From time to time, the Company’s Board of Directors has approved the repurchase of the Company’s common stock. As of January 29, 2011, the Company had repurchased 898,249 shares of common stock for approximately $8.6 million, all of which are held as treasury shares. There were no repurchases during fiscal 2010 or fiscal 2009.

WARRANTS

In connection with the Merger on August 11, 2008, the Company issued warrants (the “Warrants”) to purchase an additional 1,500,000 shares of our common stock with an exercise price per share of $23.94. The Warrants will not be exercisable until the third anniversary of the closing of the Merger (except upon a change of control of the Company), after which they will be exercisable until the tenth anniversary. The fair value of these Warrants at the date of issuance was $26.5 million, which was recorded as a reduction of retained earnings (accumulated deficit) and an increase to additional paid-in capital within the consolidated statement of shareholders’ equity in fiscal 2008.

STOCK OPTION PLANS

On October 8, 2010, the Company’s shareholders approved the Company’s 2010 Equity Incentive Plan (the “2010 Plan”). The Company’s Board of Directors had previously adopted the 2010 Plan. The 2010 Plan provides for equity-based awards to the Company’s employees, directors and consultants. Under the 2010 Plan, the Company has reserved 1,000,000 shares of common stock for issuance. This number will automatically increase on the first trading day of each fiscal year, beginning with fiscal 2011, by an amount equal to 1  1/2% of the shares of common stock outstanding as of the last trading day of the immediately preceding fiscal year. The Company previously had two stock option plans which expired on October 31, 2010. No equity awards will be granted after this date under these plans, although the 191,292 options previously granted and outstanding as of this date will remain outstanding until they are either exercised or forfeited or they expire. As of January 29, 2011, 15,000 stock options have been granted to the Independent Board Members pursuant to the 2010 Plan. A summary of the Company’s option activity, and related information for the fiscal year ended January 29, 2011 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
				(in thousands)
Outstanding as of January 30, 2010	191,814	$9.92
Granted	15,000	8.46
Exercised	(334)	4.79
Forfeited	(854)	5.55

Outstanding as of January 29, 2011	205,626	$9.84	6.1	$244

Vested and expected to vest as of January 29, 2011	194,293	$10.13	5.7	$210

Exercisable as of January 29, 2011	66,781	$4.79	7.5	$210

The fair value for stock options issued during fiscal 2010 was estimated at the date of grant, using the Black-Scholes option pricing model with the following weighted average assumptions.

Fiscal Year Ended January 29, 2011
Expected life (years)	5
Expected stock price volatility	139.0%
Risk-free interest rates	1.2%
Expected dividend yield	0.0%

The expected life of the options represents the estimated period of time until exercise and is based on historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations of future employee behavior. The expected stock price volatility is estimated using the historical volatility of the Company’s stock. The risk-free interest rate is based on the implied yield available on U.S. Treasury zero coupon issues with a term equal to the option’s expected life. The Company has not paid dividends in the past and does not intend to in the foreseeable future.

The weighted average estimated fair values of options granted during fiscal years 2010 and 2009 were $7.47 and $3.58 per share, respectively. The fair value of options that vested during fiscal years 2010 and, 2009 was approximately $139,000 and $38,000, respectively. As of January 29, 2011, there was $20,000 of total unrecognized compensation expense related to stock options that will vest and be recognized in fiscal 2011. The aggregate intrinsic value of options exercised during fiscal 2010 was $2,000. There were no stock options exercised in fiscal 2009.

See consolidated statements of shareholders’ equity in these financial statements for activity in shareholders’ equity accounts.